ASSET RETIREMENT OBLIGATION	12 Months Ended
Dec. 31, 2025
ASSET RETIREMENT OBLIGATION
ASSET RETIREMENT OBLIGATION
11.	ASSET RETIREMENT OBLIGATION

	December 31,	December 31,
	2025	2024
	$	$
Opening balance	14,219,544	14,506,089
Change in estimate	(938,376)	(745,776)
Accretion expense	472,838	459,231
Closing balance	13,754,006	14,219,544

The Company’s estimates of future decommissioning and restoration for reclamation and closure costs for its mine and exploration and evaluation assets are based on reclamation standards that meet Canadian regulatory requirements. Elements of uncertainty in estimating these amounts include potential changes in regulatory requirements, reclamation plans and cost estimates, discount rates and timing of expected expenditures.

11.	ASSET RETIREMENT OBLIGATION – (continued)

Merritt Mill

The Merritt Mill reclamation costs were adjusted using a long-term inflation rate of 2.28% (2024 –2.31%) and then discounted using a risk-free rate of 3.85% (2024 – 3.33%).

The Company estimates the undiscounted and uninflated reclamation costs associated with the Merritt Mill to be $15,641,041 (December 31, 2024 - $15,290,830). The Company anticipates it will settle these obligations over 14 years (2024 – 15 years).

Treasure Mountain

The Treasure Mountain reclamation costs were adjusted using a long-term inflation rate of 2.28% (2024 –3.02%) and then discounted using a risk-free rate of 3.11% (2024 – 3.23%).

The Company estimates the undiscounted and uninflated reclamation costs associated with Treasure Mountain is $1,180,636 (December 31, 2024 - $1,073,123). The Company anticipates it will settle these obligations over 7 years (2024 – 8 years).